Stock Incentive and Employee Benefit Plans (Additional Information) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 13, 2023	Oct. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 04, 2023	Jan. 17, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option outstanding to purchase common stock			33,124	16,939
Options granted weighted-average grant date fair value			$ 3.24
Total intrinsic value of option exercise			$ 1,100,000	$ 300,000
Stock-based compensation expenses			14,596,000	5,280,000	$ 5,822,000
Unrecognized compensation cost related to unvested stock option grants			42,400,000
Employee benefit plan contributions by employer			500,000	$ 300,000	300,000
Stock issued for services, shares	4,000,000
Accrued legal fees			$ 0
Weighted average period over grant			3 years 1 month 6 days
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Based Compensation expense cash			$ 750,000
Non Employee Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash compensation			$ 107,424
Number of common stock shares forfeited			311,735
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized under the plan						30,276,666
2022 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option outstanding to purchase common stock			33,123,798
Common stock shares reserved for future issuance				14,622,712
Stock-based compensation expenses			$ 14,600,000	$ 5,300,000	$ 5,800,000
Number of shares authorized under the plan						10,000,000
2022 Equity Incentive Plan | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance				20,276,666
Number of shares authorized under the plan						30,276,666
2022 Equity Incentive Plan | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized under the plan						20,276,666
2023 Inducement Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant							1,400,000
2022 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Discount from Market Price, Purchase Date		85.00%
Common stock shares reserved for future issuance			1,462,271
Stock-based compensation expenses			$ 21,000	$ 0
2022 Employee Stock Purchase Plan | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance			2,875,759